Cost of Revenue - Schedule of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost of Revenue [Abstract]
Subcontracting charges	$ 853,092	$ 1,119,286
Depreciation and amortization	83,944	70,247
Salaries	197,890	80,243
Revenue	$ 1,134,926	$ 1,269,776